FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Narrative) (Details)	Dec. 31, 2023 USD ($)
Warrants [member]
Disclosure of financial liabilities [line items]
Fair value of the warrants	$ 11,932,000